Lot purchase agreement deposits (Tables)	12 Months Ended
Dec. 31, 2022
Lot purchase agreement deposits
Summary of the interest in lot purchase agreements

	2022	2021
Deposit and pre-acquisition costs	$3,804,436	$2,946,001
Remaining purchase price	65,451,928	77,007,079
Total contract value	$69,256,364	$79,953,080